Stock-Based Compensation (Schedule Of Additional Information Of Stock-Based Compensation) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010 Year
Stock-Based Compensation [Abstract]
Outstanding options, Weighted-average remaining contractual term (in years)	2.95		2.85
Outstanding options, Aggregate intrinsic value	$ 94,270		$ 94,086
Exercisable options, Weighted-average remaining contractual term (in years)	1.89		2.16
Exercisable options, Aggregate intrinsic value	59,097		49,810
Unrecognized compensation	$ 30,299	[1]	$ 17,077	[1]
Unrecognized compensation, Weighted average period of expected recognition (in years)	1.68	[1]	1.33	[1]

[1]	Includes restricted stock